Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011 Ingalls	Dec. 31, 2011 Ingalls	Dec. 31, 2013 Ingalls	Dec. 31, 2012 Ingalls	Dec. 31, 2013 Newport News	Dec. 31, 2012 Newport News	Dec. 31, 2011 Newport News
Goodwill
Goodwill impairment			$ (290)	$ (300)	$ (290)
Accumulated goodwill impairment losses	2,755	2,755				1,568	1,568	1,187	1,187
Goodwill	$ 881	$ 881	$ 881		$ 175	$ 175	$ 175	$ 706	$ 706	$ 706